Share-Based Compensation - Options outstanding (Details)	12 Months Ended
	Dec. 31, 2024 EquityInstruments $ / shares	Dec. 31, 2023 EquityInstruments $ / shares	Dec. 31, 2022 EquityInstruments $ / shares
Share Based Compensation [Line Item]
Weighted Average Remaining Contractual Life	2 years 9 months 29 days
Number of Common Shares | EquityInstruments	5,649,167	5,220,667	8,539,214
Weighted-Average Exercise Price per Share	$ 1.85	$ 1.49	$ 1.09
$0.01 to $0.99
Share Based Compensation [Line Item]
Weighted Average Remaining Contractual Life	2 months 8 days
Number of Common Shares | EquityInstruments	19,000
Weighted-Average Exercise Price per Share	$ 0.46
Range of Exercise Prices per Share Minimum	0.01
Range of Exercise Prices per Share Maximum	$ 1
$1.01 to $1.50
Share Based Compensation [Line Item]
Weighted Average Remaining Contractual Life	2 years 3 months 10 days
Number of Common Shares | EquityInstruments	2,671,166
Weighted-Average Exercise Price per Share	$ 1.4
Range of Exercise Prices per Share Minimum	1.01
Range of Exercise Prices per Share Maximum	$ 1.5
$1.51 to $2.00
Share Based Compensation [Line Item]
Weighted Average Remaining Contractual Life	2 years 2 months 15 days
Number of Common Shares | EquityInstruments	1,176,001
Weighted-Average Exercise Price per Share	$ 1.84
Range of Exercise Prices per Share Minimum	1.51
Range of Exercise Prices per Share Maximum	$ 2
$2.01 to $2.50
Share Based Compensation [Line Item]
Weighted Average Remaining Contractual Life	3 years 7 months 6 days
Number of Common Shares | EquityInstruments	242,000
Weighted-Average Exercise Price per Share	$ 2.19
Range of Exercise Prices per Share Minimum	2.01
Range of Exercise Prices per Share Maximum	$ 2.5
$2.51 to $3.00
Share Based Compensation [Line Item]
Weighted Average Remaining Contractual Life	4 years 2 months 4 days
Number of Common Shares | EquityInstruments	1,541,000
Weighted-Average Exercise Price per Share	$ 2.62
Range of Exercise Prices per Share Minimum	2.51
Range of Exercise Prices per Share Maximum	$ 3